Stock Based Compensation - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment of Option Cash Consideration		$ 4,075,000,000
Stock Issued During Period, Shares, New Issues		432,500
Risk-free rate			1.58%
Term (in years)			2 years
Dividend yield			0.00%
Volatility			86.30%
Net Option Cash Consideration	$ 4,075,000,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	200,426
Stock issued during the period value new issues	$ 432,500,000
Cancellation Agreements [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during the period value new issues		$ 4,325,000,000